JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.4%
Airlines — 0.5%
Southwest Airlines Co. *	56	2,577

Banks — 8.3%
Citizens Financial Group, Inc.	130	5,907
Fifth Third Bancorp	169	7,289
First Citizens BancShares, Inc., Class A	2	1,538
Huntington Bancshares, Inc.	543	7,943
M&T Bank Corp.	54	9,096
Regions Financial Corp.	297	6,607
Zions Bancorp NA	65	4,253

		42,633

Beverages — 1.3%
Constellation Brands, Inc., Class A	16	3,658
Keurig Dr Pepper, Inc.	83	3,163

		6,821

Building Products — 2.6%
Carlisle Cos., Inc.	32	7,786
Fortune Brands Home & Security, Inc.	75	5,543

		13,329

Capital Markets — 6.4%
Ameriprise Financial, Inc.	27	8,254
Northern Trust Corp.	51	5,927
Raymond James Financial, Inc.	64	7,035
State Street Corp.	74	6,427
T. Rowe Price Group, Inc.	33	4,921

		32,564

Chemicals — 1.5%
Celanese Corp.	27	3,808
RPM International, Inc.	46	3,776

		7,584

Communications Equipment — 1.6%
Motorola Solutions, Inc.	34	8,230

Construction Materials — 0.9%
Martin Marietta Materials, Inc.	12	4,591

Consumer Finance — 0.9%
Discover Financial Services	44	4,822

Containers & Packaging — 1.9%
Packaging Corp. of America	32	4,966
Silgan Holdings, Inc.	106	4,900

		9,866

Distributors — 1.6%
Genuine Parts Co.	24	2,998
LKQ Corp.	111	5,051

		8,049

Diversified Financial Services — 0.6%
Voya Financial, Inc.	44	2,917

Electric Utilities — 3.6%
Edison International	49	3,443
Entergy Corp.	55	6,420
Xcel Energy, Inc.	116	8,364

		18,227

Electrical Equipment — 3.4%
Acuity Brands, Inc.	33	6,205
AMETEK, Inc.	37	4,970
Hubbell, Inc.	35	6,351

		17,526

Electronic Equipment, Instruments & Components — 3.3%
Amphenol Corp., Class A	56	4,203
CDW Corp.	26	4,707
Jabil, Inc.	54	3,307
TD SYNNEX Corp.	47	4,802

		17,019

Entertainment — 1.2%
Zynga, Inc., Class A *	648	5,985

Equity Real Estate Investment Trusts (REITs) — 11.0%
American Homes 4 Rent, Class A	114	4,552
AvalonBay Communities, Inc.	20	4,861
Boston Properties, Inc.	38	4,840
Brixmor Property Group, Inc.	131	3,372
Essex Property Trust, Inc.	9	3,175
Federal Realty Investment Trust	19	2,316
Host Hotels & Resorts, Inc.	95	1,837
JBG SMITH Properties	66	1,928
Kimco Realty Corp.	157	3,873
Mid-America Apartment Communities, Inc.	14	2,836
Rayonier, Inc.	120	4,914
Regency Centers Corp.	36	2,578
Rexford Industrial Realty, Inc.	37	2,779
Sun Communities, Inc.	13	2,289
Ventas, Inc.	37	2,306
Weyerhaeuser Co.	129	4,887
WP Carey, Inc.	41	3,326

		56,669

Food & Staples Retailing — 1.6%
Kroger Co. (The)	76	4,366
US Foods Holding Corp. *	101	3,819

		8,185

Food Products — 0.5%
Post Holdings, Inc. *	40	2,777

Gas Utilities — 1.3%
National Fuel Gas Co.	95	6,542

Health Care Equipment & Supplies — 1.1%
Zimmer Biomet Holdings, Inc.	42	5,433

Health Care Providers & Services — 5.2%
AmerisourceBergen Corp.	50	7,722
Henry Schein, Inc. *	75	6,541
Laboratory Corp. of America Holdings *	27	7,129
Universal Health Services, Inc., Class B	35	5,068

		26,460

Hotels, Restaurants & Leisure — 1.0%
Darden Restaurants, Inc.	19	2,518
Expedia Group, Inc. *	13	2,591

		5,109

Household Durables — 1.7%
Mohawk Industries, Inc. *	27	3,403
Newell Brands, Inc.	250	5,353

		8,756

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)  (continued)

Investments	Shares (000)	Value ($000)
Household Products — 0.4%
Energizer Holdings, Inc.	61	1,877

Insurance — 6.3%
Alleghany Corp. *	4	3,251
Arch Capital Group Ltd. *	69	3,357
Hartford Financial Services Group, Inc. (The)	74	5,289
Lincoln National Corp.	59	3,858
Loews Corp.	130	8,424
RenaissanceRe Holdings Ltd. (Bermuda)	21	3,368
WR Berkley Corp.	70	4,642

		32,189

Interactive Media & Services — 0.9%
InterActiveCorp. *	48	4,799

IT Services — 1.7%
FleetCor Technologies, Inc. *	25	6,125
GoDaddy, Inc., Class A *	29	2,385

		8,510

Machinery — 5.5%
IDEX Corp.	20	3,791
ITT, Inc.	63	4,751
Lincoln Electric Holdings, Inc.	40	5,447
Middleby Corp. (The) *	30	4,969
Snap-on, Inc.	26	5,437
Timken Co. (The)	58	3,540

		27,935

Media — 2.1%
Liberty Broadband Corp., Class C *	44	5,993
Liberty Media Corp.-Liberty SiriusXM, Class C *	98	4,490

		10,483

Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	51	2,548

Multiline Retail — 0.9%
Kohl’s Corp.	77	4,640

Multi-Utilities — 3.4%
CMS Energy Corp.	108	7,545
Sempra Energy	14	2,421
WEC Energy Group, Inc.	73	7,253

		17,219

Oil, Gas & Consumable Fuels — 4.7%
Coterra Energy, Inc.	269	7,263
Diamondback Energy, Inc.	52	7,180
Williams Cos., Inc. (The)	279	9,308

		23,751

Personal Products — 0.2%
BellRing Brands, Inc. *	51	1,173

Pharmaceuticals — 0.8%
Jazz Pharmaceuticals plc *	25	3,853

Professional Services — 1.0%
Leidos Holdings, Inc.	46	4,962

Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A *	51	4,648

Software — 1.0%
NortonLifeLock, Inc.	186	4,931

Specialty Retail — 3.2%
AutoZone, Inc. *	4	7,438
Bath & Body Works, Inc.	39	1,867
Best Buy Co., Inc.	46	4,204
Gap, Inc. (The)	183	2,583

		16,092

Textiles, Apparel & Luxury Goods — 2.4%
Carter’s, Inc.	44	4,076
Ralph Lauren Corp.	38	4,305
Tapestry, Inc.	110	4,087

		12,468

Thrifts & Mortgage Finance — 0.5%
MGIC Investment Corp.	195	2,641

TOTAL COMMON STOCKS (Cost $305,763)		507,390

SHORT-TERM INVESTMENTS — 0.6%
INVESTMENT COMPANIES — 0.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.22% (a) (b) (Cost $3,270)	3,270	3,270

Total Investments — 100.0% (Cost $309,033)		510,660
Liabilities in Excess of Other Assets — 0.0% (c)		(109)

Net Assets — 100.0%		510,551

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)  (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
(c)	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)  (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$510,660	$–	$–	$510,660

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Portfolio invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

	For the period ended March 31, 2022
Security Description	Value at December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b)	$—	$4,002	$4,002	$—	$—	$—	—	$—	(c)	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.22% (a) (b)	8,010	16,043	20,783	—	—	3,270	3,270	—	(c)	—

Total	$8,010	$20,045	$24,785	$—	$—	$3,270		$—	(c)	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
(c)	Amount rounds to less than one thousand